Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of financial assets
Financial assets by category as of June 30, 2025 and December 31, 2024 are as follows (in thousands):

	June 30, 2025
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$377,419
Short-term investments	—	103,759
Accounts receivable, net	—	30,304
Accrued income	—	1,306
Total	$—	$512,788
Non-current assets
Financial assets at fair value through profit or loss	429	—
Total	$429	$—

	December 31, 2024
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$334,850
Short-term investments	—	80,000
Accounts receivable, net	—	30,778
Accrued income	—	2,996
Total	$—	$448,624
Non-current assets
Financial assets at fair value through profit or loss	417	—
Total	$417	$—

Schedule of financial liabilities
Financial liabilities by category as of June 30, 2025 and December 31, 2024 are as follows (in thousands):

	June 30, 2025
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$15,891
Accrued expenses (1)	—	6,615
Current lease liabilities	—	1,024
Current portion of borrowings with related party	—	36,862
Other current liabilities	—	1,855
Financial liabilities at fair value through profit or loss	3,013	—
Total	$3,013	$62,247
Non-current liabilities
Non-current lease liabilities	—	3,316
Total	$—	$3,316

(1)Annual leave allowance that should be paid to employees is excluded.

	December 31, 2024
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$2,889
Accrued expenses (1)	—	12,101
Current lease liabilities	—	1,162
Total	$—	$16,152
Non-current liabilities
Non-current lease liabilities	—	3,510
Long-term borrowings with related party	—	34,014
Other non-current liabilities	—	936
Total	$—	$38,460
(1)Annual leave allowance that should be paid to employees is excluded.

Schedule of fair value measurements of assets
Fair value hierarchy classifications of the financial assets and liabilities that are measured at fair value disclosed in fair value as of June 30, 2025 and December 31, 2024 are as follows (in thousands):

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$—	$429	$429
Financial liabilities	—	3,013	—	3,013

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$—	$417	$417
Financial liabilities	—	—	—	—

Schedule of valuation techniques and inputs for fair value measurements
The valuation techniques and inputs used for fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of June 30, 2025 and December 31, 2024 are as follows (in thousands):

	June 30, 2025	December 31, 2024	Level	Valuation techniques
Financial assets at fair value through profit or loss	$429	$417	3	Market-based fair value approach
Financial assets at fair value through profit or loss	$—	$—	2	Discounted cash flow method
Financial liabilities at fair value through profit or loss	$3,013	$—	2	Discounted cash flow method

Schedule of net gains of losses by category of financial instruments	Net gains or losses by category of financial instruments

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2025	2024	2025	2024
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	$(290)	$—	$—	$—
Loss on valuation of financial assets	(21)	(6)	(21)	(13)
Sub-total	$(311)	$(6)	$(21)	$(13)
Financial assets at amortized cost
Interest income	4,108	3,829	7,914	7,260
Gain on foreign currency transactions	(31)	3,385	278	4,138
Unrealized gain on foreign currency	(77)	172	130	3,537
Loss on foreign currency transactions	(1,409)	(32)	(1,440)	(54)
Unrealized loss on foreign currency	(1,385)	(286)	(1,721)	(475)
Sub-total	$1,206	$7,068	$5,161	$14,406
Total	$895	$7,062	$5,140	$14,393
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	$(2,851)	$—	$(2,862)	$—
Sub-total	$(2,851)	$—	$(2,862)	$—
Financial liabilities at amortized cost
Interest expense	(464)	(533)	(913)	(1,045)
Gain on foreign currency transactions	23	28	23	30
Unrealized gain on foreign currency	—	(413)	—	—
Loss on foreign currency transactions	601	15	(37)	(2)
Sub-total	$160	$(903)	$(927)	$(1,017)
Total	$(2,691)	$(903)	$(3,789)	$(1,017)